Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepayments And Other Assets [Abstract]
Summary Of Prepayments And Other Assets

	2022	2021
(in $ millions)	$	$
Non-current
Deposits	130	127
Loan receivable as part of co-investing arrangement	87	—
	217	127
Current
Prepayments	70	81
Tax recoverable	46	48
Deposits	54	48
Others	24	23
Less: Loss allowance	(12)	(15)
	182	185